Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2018
Earnings Per Share, Basic and Diluted [Line Items]
Organization	ORGANIZATION
Liberty Property Trust (the “Trust”) is a self-administered and self-managed Maryland real estate investment trust (a “REIT”). Substantially all of the Trust’s assets are owned directly or indirectly, and substantially all of the Trust’s operations are conducted directly or indirectly, by its subsidiary, Liberty Property Limited Partnership, a Pennsylvania limited partnership (the “Operating Partnership” and, together with the Trust and their consolidated subsidiaries, the “Company”). The Trust is the sole general partner and also a limited partner of the Operating Partnership, owning 97.7% of the common equity of the Operating Partnership at December 31, 2018. The Company owns and operates industrial properties in the United States nationally, as well as in the United Kingdom. The Company intends to divest its remaining office properties (other than its headquarters) over the next few years and focus its efforts and capital solely on its industrial platform. Unless otherwise indicated, the notes to the Consolidated Financial Statements apply to both the Trust and the Operating Partnership. The terms the "Company,” “we,” “our” and “us” means the Trust and Operating Partnership collectively.

Use of Estimates

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("US GAAP") requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes.
Actual results could differ from those estimates.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements of the Company include the Trust, the Operating Partnership, wholly owned subsidiaries and those subsidiaries in which the Company owns a majority voting interest with the ability to control operations of the subsidiaries and where no approval, veto or other important rights have been granted to the noncontrolling shareholders. The Company consolidates joint ventures that are considered to be variable interest entities (“VIEs”) where we are the primary beneficiary. The Company (i) evaluates the sufficiency of the total equity investment at risk, (ii) reviews the voting rights and decision-making authority of the equity investment holders as a group and whether there are any guaranteed returns, protection against losses, or capping of residual returns within the group and (iii) establishes whether activities within the venture are on behalf of an investor with disproportionately few voting rights in making this VIE determination. To the extent that the Company (i) is the sole entity that has the power to direct the activities of the VIE and (ii) has the obligation or rights to absorb the VIE's losses or receive its benefits, then the Company would be the primary beneficiary and would consolidate the VIE.
All significant intercompany transactions and accounts have been eliminated.

Reclassifications
Reclassifications
Certain amounts from prior years have been reclassified to conform to current-year presentation including reclassifying the accompanying consolidated balance sheets for assets held for sale and the consolidated statements of comprehensive income for discontinued operations.
In 2018, the Company began to separately classify other operating expenses in the Consolidated Statements of Comprehensive Income. Other operating expenses include expensed pursuit costs, system implementation costs and severance costs.
The Company is incurring costs associated with its efforts to implement new financial and operating systems in certain cloud computing arrangements. The Company evaluated the arrangements in accordance with ASU 2015-05 "Customer's Accounting for Fees Paid in a Cloud Computing Arrangement" and concluded that such arrangements are service contracts under the standard. Accordingly, the Company expenses substantially all costs as incurred. Certain costs that relate to the software service agreements received over time are set up as prepaid and expensed over the applicable service period. These costs include license costs during the implementation period as well as consulting, personnel and other direct costs related to the implementation.
The Company capitalizes pre-development costs incurred in pursuit of new development opportunities for which the Company currently believes future development is probable. Future development is dependent upon various factors, including zoning and regulatory approval, rental market conditions and construction costs. Initial pre-development costs incurred for pursuits for which future development is not yet considered probable are expensed as incurred. In addition, if the status of a future development by the Company is no longer probable, any capitalized pre-development costs are written off with a charge to expense.
Severance costs are incurred in conjunction with certain headcount reductions relating primarily to the Company's change in strategy.
Previously, expensed pursuit costs were on a separate line item on the Company's Consolidated Statements of Comprehensive Income in amounts per the table below. Systems implementation costs and severance costs were included in general and administrative expense in amounts as follows (in thousands):

	2017	2016
Expensed pursuit costs	$5,066	$1,016
General and administrative expense	1,011	4,001

Concentration of Credit Risk
Concentration of Credit Risk
As of December 31, 2018, wholly owned properties were leased to 1,084 customers. The geographic locations that comprise greater than 10% of our segment level operating revenues were Lehigh Valley/Central PA and Carolinas/Richmond. Our customers engage in a wide variety of businesses. No single customer generated more than 4.3% of our consolidated operating rental revenues during 2018. In 2018, the Sears Holdings Corporation filed for reorganization under Chapter 11 of the federal bankruptcy laws. This tenant represents 0.8% of consolidated operating rental revenues during 2018.

Real Estate and Depreciation
Real Estate and Depreciation
The properties are recorded at cost and are depreciated using the straight line method over their estimated useful lives. The estimated useful lives are as follows:

Building and improvements	40 years (blended)
Capital improvements	15 - 20 years
Equipment	5 - 10 years
Tenant improvements	Term of the related lease

The Company capitalizes costs associated with development and redevelopment activities, capital improvements, tenant improvements and leasing activities, including compensation costs. Expenditures directly related to the improvement of real estate, including interest and other costs capitalized on development and redevelopment projects and land being readied for development, are included in net real estate and are stated at cost. The Company considers a development property substantially complete upon the completion of tenant build-out, but no later than one year after the completion of major construction activity. These capitalized costs include pre-construction costs essential to the development of the property, construction costs, interest costs, real estate taxes, development related compensation and other costs incurred during the period of development. The determination to capitalize rather than expense costs requires the Company to evaluate the status of the development activity. The total of capitalized compensation costs directly related to development, redevelopment, capital improvements, and tenant improvements for the years ended December 31, 2018, 2017 and 2016 was $7.1 million, $5.5 million and $7.2 million, respectively. Construction related payables at December 31, 2018 and 2017 were $48.1 million and $49.3 million, respectively.
The Company allocates the purchase price of real estate acquired to land, building and improvements and intangibles based on the relative fair value of each component. Lease values for acquired properties are determined based on the present value (using a discount rate which reflects the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to each in-place lease and (ii) management's estimate of fair market lease rates for each corresponding in-place lease ("Market Value Intangible"). Origination values are also assigned to in-place leases, and, where appropriate, value is assigned to customer relationships ("Origination Value Intangible").
Acquisition-related costs for asset acquisitions are capitalized and included in net real estate at cost. Expenditures for maintenance and repairs are charged to operations as incurred.
The Company depreciates the amounts allocated to building and improvements over 40 years and amortizes the amounts allocated to intangibles relating to in-place leases, which are included in deferred financing and leasing costs and other liabilities in the accompanying consolidated balance sheets, over the remaining term of the related leases. Market Value Intangible amortization is recorded as rental revenue. Origination Value Intangible amortization is recorded as depreciation and amortization. This calculation includes both the remaining noncancelable period and any bargain renewal option periods.
Once a property is designated as held for sale, no further depreciation expense is recorded.
The Company evaluates its real estate investments upon occurrence of a significant adverse change in its operations and/or market price, an expectation that the asset will be sold or otherwise disposed of before the end of its estimated useful life, among other factors, to assess whether any impairment indicators are present that affect the recovery of the recorded value. If indicators of impairment are identified, the Company estimates the future undiscounted cash flows from the use and eventual disposition of the property and compares this amount to the carrying value of the property. If any real estate investment is considered impaired, a loss is recognized to reduce the carrying value of the property to its estimated fair value. If held for sale, a property is not considered impaired unless its estimated fair value (less costs to sell) is less than the property's book value at the balance sheet date.

Investments in Unconsolidated Joint Ventures
Investments in Unconsolidated Joint Ventures
The Company accounts for its investments in unconsolidated joint ventures using the equity method of accounting as the Company exercises significant influence, but does not control these entities.
Under the equity method of accounting, the net equity investment of the Company is reflected in the accompanying consolidated balance sheets and the Company's share of net income from the joint ventures is included in the accompanying consolidated statements of comprehensive income.
On a periodic basis, management assesses whether there are any indicators that the value of the Company's investments in unconsolidated joint ventures may be other-than-temporarily-impaired. An investment is impaired only if management's estimate of the value of the investment is less than the carrying value of the investment, and such decline in value is deemed to be other-than-temporary. To the extent impairment has occurred, the loss is measured as the excess of the carrying amount of the investment over the estimated fair value of the investment. The estimated fair value of the investments is determined using a discounted cash flow model which is a Level 3 valuation under ASC 820, "Fair Value Measurement." The Company considers a number of assumptions that are subject to economic and market uncertainties including, among others, demand for space, competition for tenants, changes in market rental rates, operating costs, capitalization rates, holding periods and discount rates.

Cash and Cash Equivalents	Cash and Cash Equivalents Highly liquid investments with a maturity of three months or less when purchased are classified as cash equivalents.
Restricted Cash
Restricted Cash
Restricted cash includes tenant security deposits and escrow funds that the Company maintains pursuant to certain mortgage loans. Restricted cash also includes the undistributed proceeds from the sale of residential land in Kent County, United Kingdom.

Accounts Receivable/Deferred Rent Receivable
Accounts Receivable/Deferred Rent Receivable
The Company's accounts receivable are comprised of rents and charges for property operating costs due from tenants. The Company's deferred rent receivable represents the cumulative difference between rent revenue recognized on a straight line basis and contractual payments due under the terms of tenant leases. The Company periodically performs a detailed review of amounts due from tenants to determine if accounts receivable and deferred rent receivable balances are collectible. Based on this review, accounts receivable and deferred rent receivable are reduced by an allowance for doubtful accounts. The Company considers tenant credit quality and payment history and general economic conditions in determining the allowance for doubtful accounts. If the accounts receivable balance or the deferred rent receivable balance is subsequently deemed uncollectible, the receivable and allowance for doubtful account balance are written off.

Revenue Recognition
Revenue Recognition
The Company earns rental income under operating leases with tenants. Rental income is recognized on a straight line basis over the applicable non-cancelable lease term. Operating expense reimbursements consisting of amounts due from tenants for real estate taxes, utilities and other recoverable costs are recognized as revenue in the period in which the corresponding expenses are incurred.
The Company considers any renewal options in determining the lease term. To the extent a lease includes a tenant option to renew or extend the duration of the lease at a fixed or determinable rental rate, the Company evaluates whether or not that option represents a bargain renewal option by analyzing if there is reasonable assurance at lease inception that the tenant will exercise the option because the rental rate is sufficiently lower than the expected rental rate for equivalent property under similar terms and conditions at the exercise date.
Termination fees (included in rental revenue) are fees that the Company has agreed to accept in consideration for permitting certain tenants to terminate their lease prior to the contractual expiration date. The Company recognizes termination fees during the period that landlord services are rendered in accordance with Securities and Exchange Commission Staff Accounting Bulletin 104, "Revenue Recognition," after the following conditions are met:

a.	the termination agreement is executed,

b.	the termination fee is determinable, and

c.	collectability of the termination fee is assured.
Effective January 1, 2018, the Company adopted the "New Revenue Standards," comprised of: ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which supersedes nearly all existing revenue recognition guidance (except revenue in the scope of other accounting standards, including standards related to leasing) as well as the following standards subsequently issued by the FASB related to ASU 2014-09: ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations; ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing; ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients; ASU 2017-05, Gains and Losses from the Derecognition of Nonfinancial Assets (Topic 610-20), and ASU 2017-13, Revenue from Contracts with Customers (Topic 606): Amendments to SEC Paragraphs Pursuant to the Staff Announcement at the July 20, 2017 EITF Meeting and Rescission of Prior SEC Staff Announcements and Observer Comments.
The New Revenue Standards provide a unified model to determine how revenue is recognized. In accordance with the New Revenue Standards, the Company performs the following steps: (i) identify the contract with the customer, (ii) identify the performance obligations within the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations and (v) recognize revenue when (or as) a performance obligation is satisfied. The Company evaluated each of its revenue streams: lease agreement revenue, development service fee revenue, deferred land sale revenue and gain or loss on sale of nonfinancial assets and adopted the New Revenue Standards effective January 1, 2018 using the modified retrospective approach. The Company concluded that there are no revenue streams from its lease agreements that are covered by the New Revenue Standards. The Company adopted the practical expedient to assess the recognition of revenue for open contracts during the transition period. There was no adjustment to the opening balance of retained earnings recorded at January 1, 2018.
In the fourth quarter of 2016, the Company entered into an agreement relating to the fee development of an office building at its Camden Waterfront project in Camden, NJ. Project revenues and related costs and expenses are presented on a gross basis as "Development service fee income" and "Development service fee expense" in the Consolidated Statements of Comprehensive Income. Additionally, at the same time, the Company began classifying development fees and expenses relating to its fee development arrangements for certain unconsolidated joint venture projects in a manner consistent with the Camden project described above. Previously, development service fee income relating to its unconsolidated joint ventures had been classified as other income and development service fee expense had been classified as general and administrative expense in amounts as follows:

Nine months ended
September 30, 2016
(unaudited)
Other income	$3,789
General and administrative expense	$3,210

For the years ended December 31, 2017 and 2016, revenue and expense associated with service fee development was accounted for under the percentage of completion method. Revenues were recognized on the percentage of completion method based on applicable costs incurred with respect to each development agreement. The Company used the relative sales value method to allocate costs and recognize profits from service fee development. Under the relative sales value method, estimates of aggregate project revenues and aggregate project costs are used to determine the allocation of project cost of sales and the resulting profit in each accounting period. In subsequent periods, cost of sale allocations and the resulting profits are adjusted to reflect changes in the actual and estimated costs and revenues of each project. Provisions for estimated losses on uncompleted contracts are recognized immediately in the period in which such losses are determined.
The New Revenue Standards did not have an impact on the amount and timing of recognizing the Company's development service fee income. The Company recognizes development service fee income on a variable basis as a percentage of costs incurred on third party development contracts. Property development services, which are a single performance obligation, continue to be satisfied and recognized over time. The Company measures its progress toward completing the performance obligation under each arrangement. The measurement of the transfer of value to the customer for these services utilizes the input method (actual costs incurred against anticipated project costs) since this method best depicts the actual transfer of value promised to the customer. Estimated expected losses on such contracts are accrued in the period in which they are determinable. The total amount of consideration to be received from these projects is assessed on a quarterly basis.

The Company receives cash as it sells improved land sites on behalf of its development partner to home builders in the United Kingdom. These agreements contain a pre-emption clause and a seller's call option. The Company recognizes revenue as the pre-emption period or seller's call option lapses utilizing the output method. There was $2.4 million, $0.3 million, and $2.6 million in revenue recognized for such contracts during the years ended December 31, 2018, 2017 and 2016, respectively.

The New Revenue Standards did not have an impact on the gain or loss on sale of nonfinancial assets. The New Revenue Standards require the Company to derecognize nonfinancial assets once it transfers control of a distinct nonfinancial asset or distinct in substance nonfinancial asset. Additionally, when the Company transfers its controlling interest in a nonfinancial asset, but retains a noncontrolling ownership interest, the Company is required to measure any noncontrolling interest it receives or retains at fair value. The guidance requires companies to recognize a full gain or loss on the transaction. See Note 6 - Real Estate, Note 7 - Investments in Unconsolidated Joint Ventures and Note 19 - Accounting for the Impairment or Disposal of Long-lived Assets for further discussion of sales of nonfinancial assets.

Estimated gross revenue related to the remaining performance obligations under existing contracts (before allocation of related costs and expenses) as of December 31, 2018 that will be recognized as revenue in future periods was approximately $37.1 million, which is expected to be recognized through 2021.

Deferred Financing and Leasing Costs
Deferred Financing and Leasing Costs
Costs incurred in connection with leasing or financing of the credit facilities are capitalized and amortized on a straight line basis over the term of the related lease or loan. Costs incurred in connection with the financing of mortgage loans or unsecured notes are reported as a deduction from the face amount of that liability and amortized on a straight line basis over the term of the related loan. Deferred financing cost amortization is reported as interest expense.
Certain employees of the Company are compensated for leasing services related to the Company's properties. The compensation directly related to these leasing services is capitalized and amortized as a deferred leasing cost over the term of the related lease.
Fair Value of Financial Instruments
Fair Value of Financial Instruments
ASC 820, Fair Value Measurements and Disclosures, gives guidance on the fair value measurement of a financial asset or liability. Inputs used to develop fair value are classified in one of three categories: Level 1 inputs (quoted prices (unadjusted) in active markets for identical assets or liabilities), Level 2 inputs (inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly) and Level 3 inputs (unobservable inputs for the asset or liability).
The following disclosure of estimated fair value was determined by management using available market information and appropriate valuation methodologies. However, considerable judgment is necessary to interpret market data and develop estimated fair value. Accordingly, the following estimates are not necessarily indicative of the amounts the Company could have realized on disposition of the financial instruments at December 31, 2018 and December 31, 2017. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.
The carrying value of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued interest, dividend and distributions payable and other liabilities are reasonable estimates of fair value because of the short-term nature of these instruments. The carrying value of the outstanding amounts under the Company's credit facilities is also a reasonable estimate of fair value because interest rates float at a rate based on LIBOR.
The Company determines the fair value of its interest rate swaps by using the standard methodology of netting discounted future fixed cash payments with the discounted expected variable cash receipts. These variable cash receipts of interest rate swaps are based on expectations of future LIBOR interest rates (forward curves) estimated by observing market LIBOR interest rate curves. This is a Level 2 fair value calculation. Also, credit valuation adjustments are factored into the fair value calculations to account for potential nonperformance risk. These credit valuation adjustments were concluded to be not significant inputs for the fair value calculations for the periods presented. See Note 20 - Derivative Instruments.
The Company used a discounted cash flow model to determine the estimated fair value of its debt as of December 31, 2018 and December 31, 2017. This is a Level 3 fair value calculation. The inputs used in preparing the discounted cash flow model include actual maturity dates and scheduled cash flows as well as estimates for market value discount rates. The Company updates the discounted cash flow model on a quarterly basis to reflect any changes in the Company's debt holdings and changes to discount rate assumptions.
Income Taxes
Income Taxes
The Company has elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended (the "Code"). As a result, the Company generally is not subject to federal income taxation at the corporate level to the extent it distributes annually at least 100% of its REIT taxable income, as defined in the Code, to its shareholders and satisfies certain other organizational and operational requirements. The Company has met these requirements and, accordingly, no provision has been made for federal income taxes in the accompanying consolidated financial statements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to federal income tax on its taxable income at regular corporate rates (including any alternative minimum tax for those tax years beginning prior to January 1, 2018) and may not be able to qualify as a REIT for four years. Even as a REIT, the Company may still be subject to certain state and local income and property taxes, and to federal income and excise taxes on undistributed taxable income. The Company continues to consider and implement the relevant provisions of the Tax Cuts and Jobs Act (the "TCJA"), which was signed into law on December 22, 2017 and which generally took effect for taxable years beginning on or after January 1, 2018. Based upon its assessment, when combined with the guidance issued to date by both the Internal Revenue Service and the United States Treasury Department, the Company does not reasonably believe or expect those provisions, or the TCJA in general, will have a material impact on its overall financial condition, business operations or ability to continue to qualify as a REIT on a going forward basis.
Several of the Company's subsidiaries are taxable REIT subsidiaries (each a "TRS") and are subject to federal and state income taxes separate from the Company. In general, a TRS may perform additional services for tenants and generally may engage in real estate or non-real estate businesses that are not permitted REIT activities. The Company itself is also subject to tax in certain states and the United Kingdom. Accordingly, the Company recognizes federal, state and foreign income taxes in accordance with US GAAP, as applicable. In addition, the TCJA implemented a one-time deemed repatriation tax on offshore corporate profits, including any such profits which the Company may have accumulated over the years in its offshore TRSs, at the reduced rates of 15.5% on cash assets and 8% on noncash assets.  The Company has reviewed its accumulated offshore earnings through December 31, 2017 and this provision of the TCJA did not have a material impact on the Company’s overall financial condition or results of operation or its 2017 federal and state tax return filings.
Currently there are no uncertain tax positions or possibly significant unrecognized tax benefits that are reasonably expected to occur within the next 12 months. The Company's policy is to recognize interest accrued related to unrecognized benefits in interest expense and penalties in other expense. There were no interest or penalties deducted in any of the years ended December 31, 2018, 2017 and 2016 and no interest and penalties accrued at December 31, 2018 or December 31, 2017 which related to any uncertain tax positions or significant unrecognized tax benefits.
As of December 31, 2018, certain of the Company's TRSs have estimated net operating loss ("NOL") carryforwards available of approximately $20.8 million. Unless reduced or utilized, these NOL carryforwards are set to begin expiring in 2020. Additionally, the TCJA reduced the corporate federal tax rate in the U.S. from 35% to 21% effective for tax years beginning after December 31, 2017 while also reducing the amount of newly generated NOLs that can generally be utilized by a taxpayer in any tax year from 100% of net taxable income to 90%. As such, deferred tax assets and liabilities, where applicable, were remeasured to account for these changes. After taking into consideration the projected future net taxable income at these entities, and consistent with prior periods, the Company has determined that a valuation allowance for the full carrying value of NOL carryforwards is appropriate.
The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, certain state and local jurisdictions, the United Kingdom and (in prior years) Luxembourg. With few exceptions, the Company and its subsidiaries are no longer subject to examination by taxing authorities in these jurisdictions for years prior to 2012.

Share-based Compensation
Share-Based Compensation
Share-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the employees' requisite service period. The Company recognizes forfeitures on share based compensation as they occur.

Derivative Financial Instruments
Derivative Financial Instruments
The Company borrows funds at a combination of fixed and variable rates. Borrowings under our Facilities and certain bank mortgage loans bear interest at variable rates. Our long-term debt typically bears interest at fixed rates. Our interest rate risk management objectives are to limit generally the impact of interest rate changes on earnings and cash flows and to lower our overall borrowing costs. To achieve these objectives, from time to time, we enter into interest rate hedge contracts such as collars, swaps, caps and treasury lock agreements in order to mitigate our interest rate risk with respect to various debt instruments. We generally do not hold or issue these derivative contracts for trading or speculative purposes. The interest rate on all of our variable rate debt is generally adjusted at one or three month intervals, subject to settlements under interest rate hedge contracts.
Interest rate swaps involve the receipt of variable-rate amounts from a counterparty in exchange for making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive loss (for the Trust) and general partner's equity and limited partners' equity - common units (for the Operating Partnership) and is subsequently reclassified into interest expense in the period that the hedged forecasted transaction affects earnings.

Foreign Currency
Foreign Currency
The functional currency of the Company's United Kingdom operations is pounds sterling. The Company translates the financial statements for the United Kingdom operations into US dollars. For the Trust, gains and losses resulting from this translation are included in accumulated other comprehensive loss as a separate component of shareholders' equity and a proportionate amount of gain or loss is allocated to noncontrolling interest - operating partnership - common units. For the Operating Partnership, gains and losses resulting from this translation are included in general partner's equity and limited partners' equity - common units. Upon sale or upon complete or substantially complete liquidation of the Company's foreign investment, the gain or loss on the sale will include the cumulative translation adjustments that have been previously recorded in accumulated other comprehensive loss and noncontrolling interest - operating partnership - common units (for the Trust) and in general partner's equity and limited partners' equity - common units (for the Operating Partnership).

Comprehensive Income
Comprehensive Income
Comprehensive income, as reflected on the consolidated statements of comprehensive income, is defined as all changes in equity during each period except for those resulting from investments by or distributions to shareholders. Accumulated other comprehensive loss, as reflected on the Company's consolidated balance sheets and consolidated statements of equity, reflects the effective portion of the cumulative changes in the fair value of derivatives in qualifying cash flow hedge relationships as well as gains and losses resulting from foreign currency translation.

Earnings Per Share/Unit
Earnings Per Share of the REIT
Basic earnings per share is calculated by dividing the income available to common shareholders for the period by the weighted average number of common shares outstanding during the period using the two class method. Diluted earnings per share is calculated by dividing the net income available to common shareholders for the period by the weighted average number of common and dilutive securities outstanding during the period.

Recently Issued Accounting Standards
Recently Issued Accounting Standards
Leases
In February 2016, the FASB issued ASU 2016-02, Leases (“ASU 2016-02”). Subsequently the FASB issued the following standards related to ASU 2016-02: ASU 2018-10, Codification Improvements to Topic 842, Leases and ASU 2018-11, Leases (Topic 842): Targeted Improvements (collectively, the "New Lease Standard"). The New Lease Standard amends the existing accounting standards for lease accounting, including requiring lessees to recognize most leases on their balance sheets and making targeted changes to lessor accounting.
The New Lease Standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. In addition, the New Lease Standard limits the capitalization of costs by lessors to incremental direct leasing costs. Therefore the Company will no longer capitalize and amortize certain leasing related costs and instead will expense these costs as incurred. Such capitalized costs were approximately $1 million for the year ended December 31, 2018.
The New Lease Standard provides lessors a practical expedient to not separate lease and non-lease components if certain criteria are met. The Company assessed these criteria and concluded that the timing and pattern of transfer for non-lease components and lease components are the same, and therefore will account for and present rental revenue and operating expense reimbursements as a single component.
The Company is a lessee of ground and office space leases. In accordance with the New Lease Standard, for lease agreements longer than one year, the Company will measure the present value of the future lease payments and recognize a right-of-use asset and corresponding lease liability on its balance sheet estimated to range from $18 million to $20 million.
The Company adopted the New Lease standard on January 1, 2019 and applied it prospectively. The following practical expedients available for implementation were elected:

a.	whether an expired or existing contract meets the definition of a lease

b.	the lease classification at the adoption date for existing or expired leases

c.	whether costs previously capitalized as initial direct costs would continue to be amortized

The Company therefore does not expect an adjustment to the opening balance of retained earnings.
Other
In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). ASU 2016-15 is designed to clarify how entities should classify cash receipts and cash payments in the statement of cash flows. ASU 2016-15 became effective for the Company beginning January 1, 2018. The standard requires retrospective application. The adoption of ASU 2016-15 did not have a material impact on the Company's consolidated financial statements.
In February 2017, the FASB issued ASU 2017-05, Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets ("ASU 2017-05"). ASU 2017-05 is designed to provide guidance on how to recognize gain and losses on sales, including partial sale, of nonfinancial assets to noncustomers. The Company adopted ASU 2017-05 effective January 1, 2018 on a modified retrospective method and the adoption did not have an effect on the Company’s consolidated financial statements.
In May 2017, the FASB issued ASU 2017-09, Scope of Modification Accounting ("ASU 2017-09"). ASU 2017-09 clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. ASU 2017-09 became effective for the Company beginning January 1, 2018. The new guidance was applied prospectively to awards modified on or after the adoption date. The adoption of ASU 2017-09 did not have a material impact on the consolidated financial statements.
In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities ("ASU 2017-12"). ASU 2017-12 is designed to better align a company’s financial reporting for hedging activities with the economic objectives of those activities. ASU 2017-12 is effective for the Company beginning January 1, 2019. Early adoption is permitted using a modified retrospective transition method. This adoption method will require the Company to recognize the cumulative effect of initially applying ASU 2017-12 as an adjustment to accumulated other comprehensive income with a corresponding adjustment to the opening balance of retained earnings as of the beginning of the fiscal year that an entity adopts the update. The Company does not believe the adoption of the ASU 2017-12 will have a material impact on the consolidated financial statements.
In August 2018, the FASB issued ASU 2018-15, Intangibles - Goodwill and Other - Internal-Use Software: Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract ("ASU 2018-15"). ASU 2018-15 amends the definition of a hosting arrangement and requires a customer in a hosting arrangement that is a service contract to capitalize certain implementation costs as if the arrangement was an internal-use software project. ASU 2018-15 is effective for the Company beginning January 1, 2020. Upon adoption, the Company does not anticipate the impact of ASU 2018-15 will have a material impact on the consolidated financial statements.

In August 2018, the Securities and Exchange Commission adopted a final rule that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in its requirements, GAAP, or changes in the business environment. The commission also referred certain disclosure requirements to the FASB for potential incorporation into GAAP. The rule is effective for filings after November 5, 2018. The Company assessed the impact of this rule and determined that the changes resulted in clarification or expansion of existing requirements. The Company adopted the rule and it did not have a material impact on the Company’s consolidated financial statements.

Discontinued Operations
In 2017, the Company initiated a strategic shift whereby it plans to divest of its remaining suburban office properties. In 2018, the Company updated its strategy whereby it plans to divest of its remaining office properties. The Company determined that the strategic shift would have a major effect on its operations and financial results. As such, properties sold or those that meet the criteria to be classified as held for sale within the new corporate strategy were classified within discontinued operations. Consistent with the held for sale criteria these properties are expected to be sold within one year. As the result of the classification within discontinued operations, the in-service assets and liabilities of this portfolio are required to be presented as held for sale for all prior periods presented in our Consolidated Balance Sheets. Operating results pertaining to these properties were reclassified to discontinued operations for all prior periods presented in our Consolidated Statements of Comprehensive Income.

Interest Expense Allocated to Discontinued Operations
Interest expense has been allocated to discontinued operations. The allocation of interest expense to discontinued operations was based on the ratio of net assets sold and held for sale (without continuing involvement) to the sum of total net assets plus consolidated debt.

Accounting for the Impairment or Disposal of Long-Lived Assets
The Company determined the above-described impairments based on third party offer prices and quoted offer prices for comparable transactions which are Level 2 and Level 3 inputs, respectively, according to the fair value hierarchy established in ASC 820. These measurements have occurred throughout the respective periods as circumstances arise, and the resulting estimates of fair value are not necessarily reflective of measurements at the period’s end.
The Company has evaluated each of its properties and land held for development and has determined that there were no additional valuation adjustments necessary at December 31, 2018. The Company applied reasonable estimates and judgments in determining the level of impairments recognized. Should external or internal circumstances change requiring the need to shorten the holding periods or adjust the estimated future cash flows of the Company’s assets, the Company could be required to record impairment charges in the future.

Liberty Property Limited Partnership
Earnings Per Share, Basic and Diluted [Line Items]
Earnings Per Share/Unit
Earnings Per Unit of the Operating Partnership
Basic earnings per unit is calculated by dividing the income available to common unitholders for the period by the weighted average number of common units outstanding during the period using the two class method. Diluted earnings per unit is calculated by dividing the income available to common unitholders for the period by the weighted average number of common and dilutive securities outstanding during the period.